Summary of Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Computer software
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Service Life	5 years	5 years
Land, transmission and water rights
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Service Life	55 years	52 years
Other
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Service Life	19 years	16 years
Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, straight line depreciation rate	1.00%	1.00%
Minimum | Computer software
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	3 years	3 years
Minimum | Land, transmission and water rights
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	10 years	30 years
Minimum | Other
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	10 years	10 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, straight line depreciation rate	33.00%	33.00%
Maximum | Computer software
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	18 years	18 years
Maximum | Land, transmission and water rights
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	85 years	85 years
Maximum | Other
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	100 years	100 years